Leases (Tables)	6 Months Ended
Mar. 31, 2020
Leases [Abstract]
Schedule of Components of Lease Expense

The components of lease expense were as follows:

	Three Months Ended March 31, 2020	Six Months Ended March 31, 2020
	(in millions)
Lease Cost
Operating lease cost	$12	$26
Short-term lease cost	—	—
Variable lease cost	2	5
Sublease income	—	—

Total lease cost	$14	$31

Schedule of Cash Flow Supplemental Information

Supplemental cash flow information related to leases was as follows:

Six Months Ended March 31, 2020
(in millions)
Cash paid for amounts included in the measurement of operating lease liabilities	$28
Right-of-use assets obtained in exchange for operating lease obligations	9

Schedule of Balance-sheet Information

Supplemental balance sheet information related to leases was as follows:

March 31, 2020
(in millions)
Operating Leases
Operating lease right-of-use assets	$281
Operating lease liabilities, current	$39
Operating lease liabilities, noncurrent	312

Total operating lease liabilities	$351

Weighted Average Remaining Lease Term
Operating leases	9 years
Weighted Average Discount Rate
Operating leases	4.57%

Schedule of Leases Liabilities Maturities

Maturities of lease liabilities were as follows:

Years	Operating Leases
(in millions)
2020	$40
2021	53
2022	50
2023	47
2024	47
Thereafter	190

Total lease payments	427
Less imputed interest	(76)

Total	$351